Consolidated Balance Sheets (Parentheticals) - USD ($)	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Statement of Financial Position [Abstract]
Accumulated depreciation on equipment (in dollars)	$ 1,144	$ 792	$ 282
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	6,250,000	6,250,000	6,250,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	18,750,000	18,750,000	18,750,000
Common stock, shares issued	3,733,604	3,353,616	1,750,268
Common stock, shares outstanding	3,733,604	3,353,616	1,750,268